Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Government authorities	$ 7,033	$ 6,486
Accrued expenses	16,362	16,051
Accrued interest - Series B Debentures	1,334	782
Accrued royalties to the IIA (Note 10a)	433	254
Accrued expenses and other liabilities	$ 25,162	$ 23,573